6. CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2018
Cash and cash equivalents [abstract]
6. CASH AND CASH EQUIVALENTS
a)	This item is detailed as follows:

Cash and cash equivalents includes time deposits and balances in banks.

Cash and cash equivalents	As of December 31, 2018 ThCh$	As of December 31, 2017 ThCh$
Balances in banks	32,984,904	21,158,613
Balances in mutual funds	4,501,433	—
Balances in time deposits	—	10,003,733
Total	37,486,337	31,162,346

As of December 31, 2018 and 2017, Mutual Funds are detailed as follows:

Mutual fund	No. of deposits	Deposit amount	As of December 31, 2018 ThCh$
Scotiabank Azul	1,444,164	1,558.4862	2,250,710
BancoEstado S.A. Adm de Fondos	1,839,688	1,223.4261	2,250,723
Total			4,501,433

 As of December 2017 the Company records no balances in mutual funds.

As of December 2018 the Company records no balances in term deposits.

As of December 2017, term deposits are detailed as follows:

	As of December 31, 2017
Bank	Maturity	Nº Días	Total Días	Monthly rate	Currency	Amount ThCh$	Interest ThCh$	Total amount ThCh$
Banco de Crédito e Inversiones	27-3-18	4	90	028%	CLP	10,000,000	3,733	10,003,733
Total						10,000,000	3,733	10,003,733

b)	Cash and cash equivalents, classified by currencies is detailed as follows:

Original currency	As of December 31, 2018 ThCh$	As of December 31, 2017 ThCh$
U.S. Dollar	15,656,759	7,704,436
Brazilian Real	1,484,743	1,205,972
Chilean Peso	7,164,521	16,053,806
Norwegian Krone	2,352,388	1,155,693
Swedish Krona	556,100	397,861
Pound Sterling	5,191,304	2,583,910
Mexican Peso	2,352,868	264,857
Euro	1,771,178	1,266,185
Canadian Dollar	467,436	265,248
Chinese Yuan	479,058	178,350
South African Rand	9,982	86,028
Total	37,486,337	31,162,346